                        GROUP VARIABLE ANNUITY CONTRACTS
                        HARTFORD LIFE INSURANCE COMPANY

 SUPPLEMENT DATED NOVEMBER 1, 1996 TO THE GROUP VARIABLE ANNUITY CONTRACTS WITH
        RESPECT TO DC-I AND DC-II PROSPECTUS (HV-1915) DATED MAY 1, 1996

The Fee Table Summary of "Contract Owner Transaction Expense (All Sub Accounts)" on page 5 of the prospectus, is replaced with the following:

                                   FEE TABLE
                                    SUMMARY
                      CONTRACT OWNER TRANSACTION EXPENSES
                               (ALL SUB-ACCOUNTS)

 Sales Load Imposed on Purchases (as a percentage of premium
  payments)............................................................     None
 Transfer Fee..........................................................     None
 Contingent Deferred Sales Charge (as a percentage of amounts withdrawn)
     First and Second Year.............................................       5%
     Third and Fourth Year.............................................       4%
     Fifth Year........................................................       3%
     Sixth Year........................................................       2%
     Seventh Year......................................................       1%
     Eighth Year.......................................................       0%
 Annual Contract Fee...................................................     None
 Annual Expenses -- Separate Account (as percentage of average account value)
     Mortality and Expense Risk (DC I)(1)..............................   0.900%
     Mortality and Expense Risk (DC II)................................   1.250%

The Transfer Fee, Contingent Deferred Sales Charge, Annual Contract Fee and Mortality and Expense Risk charge may be reduced or eliminated. See "Experience Rating of Contracts" on page 24.

(1) The Mortality and Expense Risk charge under Separate Account DC-I is 0 .750% of the average daily net assets of DC-I for contract values which exceed fifty million dollars.

                         ANNUAL FUND OPERATING EXPENSES
                         (AS PERCENTAGE OF NET ASSETS)

                                                                         TOTAL FUND
                                                 MANAGEMENT    OTHER     OPERATING
                                                    FEES      EXPENSES    EXPENSES
                                                 ----------   --------   ----------
 Hartford Bond Fund............................    0.497%      0.028%      0.525%
 Hartford Stock Fund...........................    0.455%      0.020%      0.475%
 HVA Money Market Fund.........................    0.421%      0.025%      0.446%
 Hartford Advisers Fund........................    0.625%      0.021%      0.646%
 Hartford U.S. Government Money Market Fund....    0.425%      0.141%      0.566%
 Hartford Capital Appreciation Fund............    0.655%      0.021%      0.676%
 Hartford Mortgage Securities Fund.............    0.425%      0.041%      0.466%
 Hartford Index Fund...........................    0.375%      0.014%      0.389%
 Hartford International Opportunities Fund.....    0.713%      0.147%      0.860%
 Calvert Responsibly Invested Balanced
  Portfolio....................................    0.700%      0.130%      0.830%
 Hartford Dividend & Growth Fund...............    0.750%      0.023%      0.773%

EXAMPLE -- DCI

                               If you surrender your contract    If you annuitize at the end of   If you do not surrender your
                               at the end of the applicable      the applicable time period:      contract: You would pay the
                               time period: You would pay the    You would pay the following      following expenses on a $1,000
                               following expenses on a $1,000    expenses on a $1,000             investment, assuming a 5%
                               investment, assuming a 5%         investment assuming a 5%         annual return on assets:
                               annual return on assets:          annual return on assets:

 SUB-ACCOUNT                   1 YR.  3 YRS.  5 YRS.  10 YRS.    1 YR.  3 YRS.  5 YRS. 10 YRS.    1 YR.  3 YRS.  5 YRS. 10 YRS.
                               ------ ------- ------- --------   ------ ------- ------ --------   ------ ------- ------ --------
 Hartford Bond Fund...........  $ 66   $  90   $ 114    $ 172     $ 15   $  45   $ 78    $ 172     $ 15   $  45   $ 78    $ 172
 Hartford Stock Fund..........    66      88     112      166       14      44     76      166       14      44     76      166
 HVA Money Market Fund........    66      87     110      163       14      43     74      163       14      43     74      163
 Hartford Advisers Fund.......    68      93     120      185       16      49     85      185       16      49     85      185
 U.S. Government Money Market
   Fund.......................    67      91     116      176       15      47     81      176       15      47     81      176
 Hartford Capital Appreciation
   Fund.......................    68      94     110      189       16      50     86      189       16      50     86      189
 Hartford Mortgage Securities
   Fund.......................    66      88     111      165       14      44     75      165       14      44     75      165
 Hartford Index Fund..........    65      86     107      156       13      41     71      156       13      41     71      156
 Hartford International
   Opportunities Fund.........    70     100     131      209       18      56     96      209       18      56     96      209
 Calvert Responsibly Invested
   Balanced Portfolio.........    69      99     130      205       18      55     95      205       18      55     95      205
 Hartford Dividend & Growth
   Fund.......................    69      97     127      199       17      53     92      199       17      53     92      199

EXAMPLE -- DCII

                               If you surrender your contract    If you annuitize at the end of    If you do not surrender your
                               at the end of the applicable      the applicable time period: You   contract: You would pay the
                               time period: You would pay the    would pay the following           following expenses on a $1,000
                               following expenses on a $1,000    expenses on a $1,000 investment   investment, assuming a 5%
                               investment, assuming a 5%         assuming a 5% annual return on    annual return on assets:
                               annual return on assets:          assets:

 SUB-ACCOUNT                   1 YR.  3 YRS.  5 YRS.  10 YRS.    1 YR.  3 YRS.  5 YRS.  10 YRS.    1 YR.  3 YRS.  5 YRS.  10 YRS.
                               ------ ------- ------- --------   ------ ------- ------- --------   ------ ------- ------- --------
 Hartford Bond Fund...........  $ 70   $ 100   $ 132    $ 210     $ 18   $  56   $  97    $ 210     $ 18   $  56   $  97    $ 210
 Hartford Stock Fund..........    69      99     129      205       18      55      94      205       18      55      94      205
 HVA Money Market Fund........    69      98     128      202       17      54      93      202       17      54      93      202
 Hartford Advisers Fund.......    71     104     138      223       19      60     103      223       19      60     103      223
 U.S. Government Money Market
   Fund.......................    70     101     134      215       19      58      99      215       19      58      99      215
 Hartford Capital Appreciation
   Fund.......................    71     105     128      227       20      61     105      227       20      61     105      227
 Hartford Mortgage Securities
   Fund.......................    69      99     129      204       18      54      94      204       18      54      94      204
 Hartford Index Fund..........    68      96     125      195       17      52      90      195       17      52      90      195
 Hartford International
   Opportunities Fund.........    73     110     149      246       22      67     114      246       22      67     114      246
 Calvert Responsibly Invested
   Balanced Portfolio.........    73     109     147      243       21      66     113      243       21      66     113      243
 Hartford Dividend & Growth
   Fund.......................    72     108     145      237       21      64     110      237       21      64     110      237

The purpose of this table is to assist the Contract Owner in understanding various costs and expenses that a Contract Owner will bear directly or indirectly. The table reflects expenses of the Separate Account and underlying Funds. Premium taxes may also be applicable.

This EXAMPLE should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.

The first paragraph of the Subsection entitled "C. Contingent Deferred Sales Charges" in the Summary on page 7 is replaced with the following:

C. Contingent Deferred Sales Charges

    No deduction for sales expense is made at the time of allocation of Contributions to the contracts. A deduction for contingent deferred sales charges is made if there is any surrender of contract values during the first 7 Participant's Contract Years. During the first 2 years thereof, a maximum deduction of 5% will be made against the full amount of any such surrender. During the next 2 years thereof, a maximum deduction of 4% will be made against the full amount of any such surrender. During the next 1 year thereof, a maximum deduction of 3% will be made against the full amount of any such surrender. During the next 1 year thereof, a maximum deduction of 2% will be made against the full amount of any such surrender. During the next 1 year thereof, a maximum deduction of 1% will be made against the full amount of any such surrender. Such charges will never exceed 8.5% of aggregate Contributions to a Participant's Individual Account. The amount or term of the contingent deferred sales charge may be reduced (see "Experience Rating of Contracts", page 24).

The Subsection entitled "D. Transfer Between Accounts" on page 7 is replaced with the following:

D. Transfer Between Accounts

    During the Accumulation Period a Contract Owner may allocate monies held in the Separate Account among the available Sub-Accounts of the Separate Account. There may be restrictions under certain circumstances, (see "May I transfer assets between Sub-Accounts?" commencing on page 16).

The Subsection entitled "I. Asset Charge in the Separate Account" on page 8 is replaced with the following:

I. Asset Charge in the Separate Account

    During both the Accumulation Period and the Annuity Period a charge is made by Hartford Life for providing the mortality, expense, and administrative undertakings under the contracts. With respect to contract values held in DC-I, such charge is an annual rate of .90% (.50% for mortality, .15% for expense and .25% for administrative undertakings) of the average daily net assets of DC-I; however, where contract values exceed fifty million dollars ($50,000,000.00), such charge is an annual rate of .75% (.50% for mortality, .10% for expense and .15% for administrative undertakings) of the average daily net assets of DC-I. With respect to contract values held in DC-II, such charge is an annual rate of 1.25% (.85% for mortality, .15% for expense and .25% for administrative undertakings) of the average daily net assets of DC-II. The rate charged for the mortality, expense and administrative undertakings under the contracts may be reduced (see "Experience Rating of Contracts", page 24). The rate charged for the expense, mortality and administrative undertakings may be periodically increased by Hartford Life subject to a maximum annual rate of 2.00%, provided, however, that no such increase will occur unless the Commission shall have first approved any such increase. (See "Charges Under The Contract", page 23.)

Add the following to the end of the fourth paragraph under the Subsection entitled "What are the DC-I and DC-II contracts?" on page 14:

The Small Business Job Protection Act of 1996, effective August 20, 1996, requires that all assets and income of an eligible Deferred Compensation Plan which is established by a governmental employer which is a State, a political subdivision of a State, or any agency or instrumentality of a State or political subdivision of a State, must be held in trust (or under certain specified custodial accounts or annuity contracts) for the exclusive benefit of Participants and their beneficiaries. Special transition rules apply to such governmental Deferred Compensation Plans already in existence on August 20, 1996, and provide that such Plans need not establish a trust before January 1, 1999.

Delete the last sentence of the fifth paragraph under the Subsection entitled "May I transfer assets between Sub-Accounts?" on page 16.

The description of "Option 5: Payments for a Designated Period" on page 21 is amended to make the minimum number of years five (5).

The first paragraph of the Subsection entitled "How are the charges under these contracts made?" on page 23 is replaced with the following:

    No deduction for sales expense is made at the time of allocation of Contributions to the contracts. A deduction for contingent deferred sales charges is made if there is any surrender of contract values during the first 7 Participant's Contract Years. During the first 2 years thereof, a maximum deduction of 5% will be made against the full amount of any such surrender. During the third and fourth years thereof, a maximum deduction of 4% will be made against the full amount of any such surrender. During the fifth year thereof, a maximum deduction of 3% will be made against the full amount of any such surrender. During the sixth year thereof, a maximum deduction of 2% will be made against the full amount of any such surrender. During the seventh year thereof, a maximum deduction of 1% will be made against the full amount of any such surrender. Such charges will never exceed 8.5% of aggregate Contributions to a Participant's Individual Account. The amount or term of the contingent deferred sales charge may be reduced (see "Experience Rating of Contracts", page 24).

The Subsection entitled "Is there ever a time when the sales charges do not apply?" on page 23 is replaced with the following:

Is there ever a time when the sales charges do not apply?

    No deduction for contingent deferred sales charges will apply to a surrender, including amounts applied to effect an annuity payout under one of the available Annuity Options, payable directly to the Participant or the Participant's beneficiary on account of: (1) the death of the Participant,
    (2) a financial hardship withdrawal as defined in the Plan, (3) the Participant's separation from service, or (4) the Participant's retirement.

The sixth paragraph under the Subsection entitled "What is the mortality, expense risk and administrative charge?" on page 24 is replaced with the following:

    For assuming these risks Hartford Life presently charges .90% (.50% for mortality, .15% for expense and .25% for administrative undertakings) of the average daily net assets of DC-I; however, where contract values exceed fifty million dollars ($50,000,000.00), such charge is an annual rate of .75% (.50% for mortality, .10% for expense and .15% for administrative undertakings) of the average daily net assets of DC-I. With respect to the contract values in DC-II, such charge is an annual rate of 1.25% (.85% for mortality, .15% for expense and .25% for administrative undertakings) of the average daily net assets of DC-II, as appropriate. The rate charged for the expense, mortality and administrative undertakings under the contracts may be reduced (see "Experience Rating of Contracts", page 24). The rate charged for the expense, mortality and administrative undertakings may be periodically increased by Hartford Life subject to a maximum annual rate of 2.00%, provided, however, that no such increase will occur unless the Commission shall have first approved such increase.

Add the following sentence to the Subsection entitled "Are there any other deductions?" on page 25: Currently there is no transfer charge.

The following is added to the end of the second paragraph under the Subsection entitled "3. Deferred Compensation Plans Under Section 457" on page 29.

The Small Business Job Protection Act of 1996, effective August 20, 1996, requires that all assets and income of an eligible Deferred Compensation Plan which is established by a governmental employer which is a State, a political subdivision of a State, or any agency or instrumentality of a State or political subdivision of a State, must be held in trust (or under certain specified custodial accounts or annuity contracts) for the exclusive benefit of participants and their beneficiaries. Special transition rules apply to such governmental Deferred Compensation Plans already in existence on August 20, 1996, and provide that such Plans need not establish a trust before January 1, 1999.

HV 2084
33-19944